Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	Six Months Ended June 30,
	2026	2025
Purchase of finished goods	€11,871,081	€4,143,718
Purchase of raw materials	-	43,602
Outsourcing service	678,135	708
	€12,549,216	€4,188,028